DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Derivative [Line Items]
Asset - Derivatives fair value	$ 1,227		$ 3,876
Liability - Derivatives fair value	36,208		10,455
Mark to market derivative gain (loss)	(23,397)	$ (10,217)
Interest rate swaps
Derivative [Line Items]
Asset - Derivatives fair value	0		1,569
Liability - Derivatives fair value	33,250		9,259
Mark to market derivative gain (loss)	(26,707)	(12,387)
Bunker derivatives
Derivative [Line Items]
Asset - Derivatives fair value	611		25
Liability - Derivatives fair value	1,980		14
Mark to market derivative gain (loss)	(2,600)	7
Foreign currency swaps
Derivative [Line Items]
Asset - Derivatives fair value	91		27
Liability - Derivatives fair value	161		349
Mark to market derivative gain (loss)	251	(337)
Forward freight agreements
Derivative [Line Items]
Asset - Derivatives fair value	525		2,255
Liability - Derivatives fair value	817		$ 833
Mark to market derivative gain (loss)	$ 5,659	$ 2,500